Group information (Details) - Schedule of interim condensed consolidated financial statements - Consolidated Entity, Excluding Consolidated VIE [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Rococo [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Rococo
Principal activities	Investment holding
Place of incorporation/ registration	BVI
% equity interest	100.00%	100.00%
Rosenkavalier [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Rosenkavalier
Principal activities	Investment holding
Place of incorporation/ registration	BVI
% equity interest	100.00%	100.00%
Gauguin [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Gauguin
Principal activities	Investment holding
Place of incorporation/ registration	Hong Kong
% equity interest	100.00%	100.00%
Degas [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Degas
Principal activities	Investment holding
Place of incorporation/ registration	Hong Kong
% equity interest	100.00%	100.00%
Kuke International [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Kuke International
Principal activities	Investment holding
Place of incorporation/ registration	PRC
% equity interest	100.00%	100.00%
Beijing Lecheng [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Beijing Lecheng
Principal activities	Investment holding
Place of incorporation/ registration	PRC
% equity interest	100.00%	100.00%
Naxos China [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Naxos China
Principal activities	Distribution of commercial copyrights
Place of incorporation/ registration	PRC
% equity interest	51.00%	51.00%
Music Education [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Music Education
Principal activities	Investment holding
Place of incorporation/ registration	PRC
% equity interest	100.00%	100.00%
Kuke Fangyue [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Kuke Fangyue
Principal activities	Dormant
Place of incorporation/ registration	PRC
% equity interest	60.00%	60.00%
Kuke Xingkong [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Kuke Xingkong
Principal activities	Dormant
Place of incorporation/ registration	PRC
% equity interest	90.00%	90.00%
Kuke Linhui [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Kuke Linhui
Principal activities	Dormant
Place of incorporation/ registration	PRC
% equity interest	90.00%	90.00%
Fuzhou Kuke [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Fuzhou Kuke
Principal activities	Dormant
Place of incorporation/ registration	PRC
% equity interest	80.00%	80.00%
Tianjin Kuke [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Tianjin Kuke
Principal activities	Dormant
Place of incorporation/ registration	PRC
% equity interest	96.00%	96.00%
Shijiazhuang Kuke [Member]
Group information (Details) - Schedule of interim condensed consolidated financial statements [Line Items]
Name	Shijiazhuang Kuke
Principal activities	Dormant
Place of incorporation/ registration	PRC
% equity interest	96.00%	96.00%